SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR

Following is a summary of customers who accounted for more than ten percent (10%) of the Company’s revenues for the three months ended March 31, 2024, and 2023, and their accounts receivable balance as of March 31, 2024:

	Sales % Three Months Ended March 31, 2024	Sales % Three Months Ended March 31, 2023	Accounts receivable balance March 31, 2024
Customer A	67%	-	$39,800
Customer B	10%	-	$39,679
Customer C	-	97%	$-

Following is a summary of customers who accounted for more than ten percent (10%) of the Company’s revenues for the years ended December 31, 2023, and 2022, and their accounts receivable balance as of December 31, 2023:

	Sales % Year Ended December 31, 2023	Sales % Year Ended December 31, 2022	Accounts receivable balance December 31, 2023
Customer A	-	38%	$-
Customer B	87%	22%	$-

SCHEDULE OF USEFUL LIFE OF PROPERTY AND EQUIPMENT ASSETS
Building	10-25 years
Office furniture and equipment	3-5 years
Warehouse equipment	7 years

Building	10-25 years
Office furniture and equipment	3-5 years
Warehouse equipment	7 years

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates our revenue by major source for the three months ended March 31, 2024, and 2023:

	Three months ended March 31,
	2024	2023
Sourced and distributed products	$75,222	$2,758,798
OED Installations	176,500	32,400
Total	$251,722	$2,791,198

The following table disaggregates our revenue by major source for the years ended December 31, 2023, and 2022:

	Years ended December 31,
	2023	2022
Sourced and distributed products	$4,544,855	$16,537,350
OED Installations	215,850	92,100
Total	$4,760,705	$16,629,450

SCHEDULE OF DERIVATIVE INSTRUMENTS

The following table represents the Company’s derivative instruments that are measured at fair value on a recurring basis as of March 31, 2024, and December 31, 2023, for each fair value hierarchy level:

March 31, 2024	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$754,073	$754,073

December 31, 2023	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$1,216,078	$1,216,078

The following table represents the Company’s derivative instruments that are measured at fair value on a recurring basis as of December 31, 2023, and 2022, for each fair value hierarchy level:

December 31, 2023	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$1,216,078	$1,216,078

December 31, 2022	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$4,314,270	$4,314,270

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

	March 31, 2024	March 31, 2023
Convertible preferred stock (1)	8,732,725,692	7,318,548,198
Unexercised common stock purchase warrants (1)	807,024,518	1,047,024,518
Convertible notes payable (1)	72,738,215	11,025,635
Promissory notes payable (1)	667,746,575	94,712,553
	10,280,235,000	8,471,310,904

(1)	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.

	December 31, 2023	December 31, 2022
Convertible preferred stock(1)	8,222,270,100	7,156,913,024
Unexercised common stock purchase warrants(1)	1,107,024,518	1,047,024,518
Convertible notes payable(1)	41,132,251	13,359,707
Promissory notes payable (1)	379,556,809	115,676,370
	9,749,983,678	8,332,973,619

(1)	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.